Intangible Asset, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset Net

Intangible asset, net consists of the following:

(in thousands)	September 30, 2021	December 31, 2020

Xepi® license	$4,600	$4,600
Less: Accumulated amortization	(1,045)	(731)
Intangible asset, net	$3,555	$3,869

Intangible asset, net consists of the following:

(in thousands)	December 31, 2019	December 31, 2020
Xepi® license	$4,600	$4,600
Less: Accumulated amortization	(313)	(731)
Intangible asset, net	$4,287	$3,869